Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	1,114,636,716.73	42,941
Yield Supplement Overcollateralization Amount 09/30/25	74,802,451.68	0
Receivables Balance 09/30/25	1,189,439,168.41	42,941
Principal Payments	40,944,861.11	1,674
Defaulted Receivables	1,670,493.22	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	71,308,219.87	0
Pool Balance at 10/31/25	1,075,515,594.21	41,225

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.02%
Prepayment ABS Speed	1.82%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	8,898,866.96	337
Past Due 61-90 days	2,447,906.35	89
Past Due 91-120 days	509,593.00	19
Past Due 121+ days	0.00	0
Total	11,856,366.31	445

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	739,835.68
Aggregate Net Losses/(Gains) - October 2025	930,657.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.94%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	9,679,640.35
Actual Overcollateralization	9,679,640.35
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	58.97

Flow of Funds	$ Amount
Collections	47,974,247.83
Investment Earnings on Cash Accounts	31,994.57
Servicing Fee	(991,199.31)
Transfer to Collection Account	-
Available Funds	47,015,043.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,825,104.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	10,789,392.07
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,679,640.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,215,972.54

Total Distributions of Available Funds	47,015,043.09

Servicing Fee	991,199.31
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	1,104,604,986.28
Principal Paid	38,769,032.42
Note Balance @ 11/17/25	1,065,835,953.86

Class A-1
Note Balance @ 10/15/25	131,984,986.28
Principal Paid	38,769,032.42
Note Balance @ 11/17/25	93,215,953.86
Note Factor @ 11/17/25	37.9080740%

Class A-2a
Note Balance @ 10/15/25	233,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	233,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-2b
Note Balance @ 10/15/25	185,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	185,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-3
Note Balance @ 10/15/25	418,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	418,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Note Balance @ 10/15/25	81,810,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	81,810,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	36,510,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	36,510,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,300,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,300,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,030,038.13
Total Principal Paid	38,769,032.42
Total Paid	42,799,070.55

Class A-1
Coupon	4.35900%
Interest Paid	527,379.01
Principal Paid	38,769,032.42
Total Paid to A-1 Holders	39,296,411.43

Class A-2a
Coupon	4.19000%
Interest Paid	813,558.33
Principal Paid	0.00
Total Paid to A-2a Holders	813,558.33

Class A-2b
SOFR Rate	4.23367%
Coupon	4.58367%
Interest Paid	777,314.04
Principal Paid	0.00
Total Paid to A-2b Holders	777,314.04

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3073221
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.8164925
Total Distribution Amount	35.1238146

A-1 Interest Distribution Amount	2.1446889
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	157.6617829
Total A-1 Distribution Amount	159.8064718

A-2a Interest Distribution Amount	3.4916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4916667

A-2b Interest Distribution Amount	4.2016975
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.2016975

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	278.30
Noteholders' Third Priority Principal Distributable Amount	472.03
Noteholders' Principal Distributable Amount	249.67

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,046,305.69
Investment Earnings	10,311.63
Investment Earnings Paid	(10,311.63)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69